Interest Receivable	12 Months Ended
Sep. 30, 2012
Interest Receivable [Abstract]
Interest Receivable	INTEREST RECEIVABLE

September 30,	2012	2011
	(In thousands)
Loans receivable	$40,600	$38,997
Mortgage-backed securities	5,187	11,293
Investment securities	1,070	2,042
	$46,857	$52,332